Fair Value Measurement	12 Months Ended
Dec. 31, 2023
Fair Value Measurement
Fair Value Measurement

24. Fair Value Measurement

Assets and liabilities measured at fair value on a recurring basis

Assets and liabilities measured at fair value on a recurring basis include: short-term investments, long-term financial instruments and investment in equity securities with readily determinable fair values.

The following table presents the major financial instruments measured at fair value, by level within the fair value hierarchy as of December 31, 2022 and December 31, 2023.

		Fair Value Measurement at Reporting Date Using
		Quoted Prices
	Fair Value as of	in Active Markets for	Significant Other	Significant
	December 31,	Identical Assets	Observable Inputs	Unobservable Inputs
	2022	(Level 1)	(Level 2)	(Level 3)
Assets
Short-term investments	18,026,310		18,026,310
Long-term financial instruments	50,615		50,615
Equity securities with readily determinable fair values	12,966	12,966
Total assets	18,089,891	12,966	18,076,925

		Fair Value Measurement at Reporting Date Using
		Quoted Prices
	Fair Value as of	in Active Markets for	Significant Other	Significant
	December 31,	Identical Assets	Observable Inputs	Unobservable Inputs
	2023	(Level 1)	(Level 2)	(Level 3)
Assets
Short-term investments	1,677,128		1,677,128
Equity securities with readily determinable fair values	294,561	294,561
Total assets	1,971,689	294,561	1,677,128

Valuation Techniques

Fair value of short-term investments and long-term financial instruments is estimated based on quoted prices of similar financial products provided by the banks at the end of each period (Level 2).

Equity securities with readily determinable fair values: Equity securities with readily determinable fair values are marketable equity securities which are publicly traded stocks measured at fair value. These securities are valued using the market approach based on the quoted prices in active markets at the reporting date. The Group classifies the valuation techniques that use these inputs as Level 1 of fair value measurements. The related gain/(loss) amounts are recognized in “Interest income and investment income, net” in the consolidated statements of comprehensive (loss)/income.

24. Fair Value Measurement(Continued)

Assets measured at fair value on a non-recurring basis

Assets measured at fair value on a non-recurring basis include: investments in equity securities without readily determinable fair values and equity method investments, as well as property, plant and equipment and inventories. For investments in equity securities without readily determinable fair values, no measurement event occurred during the periods presented. The equity securities without readily determinable fair value were RMB558,004 and RMB730,644 as of December 31, 2022 and 2023. Nil, RMB7,200 and nil impairment charges were recognized for the years ended December 31, 2021, 2022 and 2023. For equity method investments, no impairment loss was recognized for all periods presented. The Group recorded RMB27,388, nil and nil impairment loss of property, plant and equipment, and nil,RMB592,545 and RMB129,798 inventory write-downs for the years ended December 31, 2021, 2022 and 2023, respectively.

Assets and liabilities not measured at fair value but fair value disclosure is required

Financial assets and liabilities not measured at fair value include cash equivalents, time deposits, restricted cash, trade receivable, other assets, borrowings, trade and notes payable, amounts due to related parties, accruals and other liabilities.

The Group values its time deposits held in certain bank accounts using quoted prices for securities with similar characteristics and other observable inputs, and accordingly, the Group classifies the valuation techniques that use these inputs as Level 2. The Group classifies the valuation techniques that use the inputs as Level 2 for borrowings as the rates of interest under the loan agreements with the lending banks were determined based on the prevailing interest rates in the market.

Trade receivable, other assets, trade and notes payable, amounts due to related parties and accruals and other liabilities are measured at amortized cost, and the fair values approximate their carrying values given their short maturities.

Borrowings and convertible debt are measured at amortized cost. Their fair values were estimated by discounting the scheduled cash flows through to estimated maturity using estimated discount rates based on current offering rates of comparable institutions with similar services. The fair value of these borrowings obligations approximates their carrying value as the borrowing rates are similar to the market rates that are currently available to the Group for financing obligations with similar terms and credit risks and represent a level 2 measurement.